Cover	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2024
Entity File Number	1-32522
Entity Registrant Name	CHINA FOODS HOLDINGS LTD.
Entity Central Index Key	0001310630
Entity Tax Identification Number	84-1735478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2301A
Entity Address, Address Line Two	26 Harbour Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	852
Local Phone Number	3618-8608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	CFOO
Entity Emerging Growth Company	false